Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 67,351	¥ 84,758	¥ 130,118
Other comprehensive income (loss)-net of taxes
Net unrealized gains on securities (Notes 3 and 15)	94,577	8,520	8,863
Net unrealized gains (losses) on derivative financial instruments (Notes 13 and 15)	8	(58)	63
Pension adjustments (Notes 11 and 15)	(11,677)	(8,941)	(4,619)
Foreign currency translation adjustments (Note 15)	55,468	(6,429)	(33,923)
Total other comprehensive income (loss)	138,376	(6,908)	(29,616)
Total comprehensive income	205,727	77,850	100,502
Comprehensive income (loss) attributable to noncontrolling interests	(7,202)	(4,320)	(2,626)
Comprehensive income attributable to shareholders of Kyocera Corporation	¥ 198,525	¥ 73,530	¥ 97,876